Debt securities in issue (Tables)	12 Months Ended
Dec. 31, 2025
Debt securities in issue [Abstract]
Summary of maturities of debt securities in issue

Debt securities in issue – maturities
In EUR million	2025	2024
Fixed rate debt securities
Within 1 year	34,021	27,333
More than 1 year but less than 2 years	10,392	13,085
More than 2 years but less than 3 years	13,898	10,857
More than 3 years but less than 4 years	12,624	13,300
More than 4 years but less than 5 years	13,093	12,201
More than 5 years	28,731	30,640
Total fixed rate debt securities	112,760	107,416

Floating rate debt securities
Within 1 year	28,774	26,262
More than 1 year but less than 2 years	1,761	2,821
More than 2 years but less than 3 years	830	1,939
More than 3 years but less than 4 years	1,688	117
More than 4 years but less than 5 years	913	902
More than 5 years	4,506	2,910
Total floating rate debt securities	38,472	34,951

Total debt securities	151,231	142,367